RISK AND CAPITAL MANAGEMENT: FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial assets [Table Text Block]
Assets	Level 1	Level 2	Level 3	Total
Investments	$14,653	$350	$—	$15,003
Warrants	—	636	—	636
Strategic Investments	290	4,580	—	4,870
Total	$14,943	$5,566	$—	$20,509

Disclosure of detailed information about currency risk [Table Text Block]
Accounts	US dollars
Cash and cash equivalents	$36,490
Restricted cash	1,041
Trade receivables	288
Accounts payable and accrued liabilities	(325)
Advances from joint venture partners	(1,197)
Net exposure	$36,297
Canadian dollar equivalent	$46,246